Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 106,748,268	$ -	$ 106,748,268
Short-Term Money Market Fund*	18,740,245	-	18,740,245
Exchange-Traded Futures Contracts
Energies	392,983	-	392,983
Grains	(132,128)	-	(132,128)
Interest rates	564,508	-	564,508
Livestock	21,360	-	21,360
Metals	(325,106)	-	(325,106)
Softs	288,037	-	288,037
Stock indices	553,014	-	553,014

Total exchange-traded futures contracts	1,362,668	-	1,362,668

Over-the-Counter Forward Currency Contracts	-	(322,043)	(322,043)

Total futures and forward currency contracts (2)	1,362,668	(322,043)	1,040,625

Total financial assets at fair value	$ 126,851,181	$ (322,043)	$ 126,529,138

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 14,499,918
Investments in U.S. Treasury notes			92,248,350
Total investments in U.S. Treasury notes			$ 106,748,268

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,396,471
Net unrealized depreciation on open futures and forward currency contracts			(355,846)
Total unrealized appreciation on open futures and forward currency contracts			$ 1,040,625

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 109,520,495	$ -	$ 109,520,495
Short-Term Money Market Fund*	3,885,215	-	3,885,215
Exchange-Traded Futures Contracts
Energies	(136,736)	-	(136,736)
Grains	(62,943)	-	(62,943)
Interest rates	(975,053)	-	(975,053)
Livestock	14,190	-	14,190
Metals	988,769	-	988,769
Softs	13,216	-	13,216
Stock indices	3,055,618	-	3,055,618

Total exchange-traded futures contracts	2,897,061	-	2,897,061

Over-the-Counter Forward Currency Contracts	-	22,499	22,499

Total futures and forward currency contracts (2)	2,897,061	22,499	2,919,560

Total financial assets at fair value	$ 116,302,771	$ 22,499	$ 116,325,270

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 27,509,188
Investments in U.S. Treasury notes			82,011,307
Total investments in U.S. Treasury notes			$ 109,520,495

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 3,134,932
Net unrealized depreciation on open futures and forward currency contracts			(215,372)
Total unrealized appreciation on open futures and forward currency contracts			$ 2,919,560

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.